UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2016

Date of reporting period:	2/29/2016

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of February 29, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace & Defense — 1.2%
Boeing Co. (The)(a)	146,229	$17,281,343

Automobiles — 1.0%
Tesla Motors, Inc.*(a)	70,396	13,511,104

Banks — 6.4%
JPMorgan Chase & Co.	851,544	47,941,927
PNC Financial Services Group, Inc. (The)(a)	515,229	41,893,270

		89,835,197

Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.*(a)	205,068	28,873,574
Celgene Corp.*	290,901	29,331,548

		58,205,122

Chemicals — 1.0%
FMC Corp.(a)	383,435	14,432,493

Consumer Finance — 1.8%
SLM Corp.*	4,206,633	24,566,737

Electrical Equipment — 2.4%
Eaton Corp. PLC	601,535	34,113,050

Energy Equipment & Services — 1.7%
Halliburton Co.	748,828	24,172,168

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	148,874	22,335,566

Food Products — 2.3%
Mondelez International, Inc. (Class A Stock)(a)	799,395	32,399,479

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.(a)	170,448	16,501,071

Hotels, Restaurants & Leisure — 7.4%
Carnival Corp.	528,451	25,344,510
McDonald’s Corp.	314,577	36,865,279
Starbucks Corp.	718,291	41,811,719

		104,021,508

Insurance — 2.9%
MetLife, Inc.	1,039,995	41,142,202

Internet & Catalog Retail — 6.2%
Amazon.com, Inc.*	106,779	58,997,533
Netflix, Inc.*(a)	296,704	27,715,121

		86,712,654

Internet Software & Services — 14.0%
Alphabet, Inc. (Class A Stock)*	52,706	37,801,798
Alphabet, Inc. (Class C Stock)*	53,956	37,648,878
eBay, Inc.*(a)	439,595	10,462,361
Facebook, Inc. (Class A Stock)*	681,626	72,879,452
Tencent Holdings Ltd. (China), ADR	2,048,035	37,581,442

		196,373,931

IT Services — 4.8%
MasterCard, Inc. (Class A Stock)(a)	239,277	20,797,957

Visa, Inc. (Class A Stock)	631,119	45,686,704

		66,484,661

Media — 4.2%
Comcast Corp. (Class A Stock)(a)	525,525	30,338,558
Walt Disney Co. (The)	290,639	27,761,838

		58,100,396

Multiline Retail — 2.5%
Target Corp.(a)	445,945	34,984,385

Multi-Utilities — 2.4%
PG&E Corp.	584,053	33,133,327

Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	172,328	6,539,848
Noble Energy, Inc.	771,230	22,751,285

		29,291,133

Pharmaceuticals — 9.4%
Allergan PLC*	121,904	35,365,569
Bristol-Myers Squibb Co.	478,558	29,637,097
Pfizer, Inc.	633,853	18,806,419
Shire PLC (Ireland), ADR(a)	309,539	48,322,133

		132,131,218

Semiconductors & Semiconductor Equipment — 2.0%
Texas Instruments, Inc.	525,366	27,854,905

Software — 8.4%
Adobe Systems, Inc.*	365,066	31,085,370
Microsoft Corp.	701,316	35,682,958
salesforce.com, inc.*	754,068	51,088,107

		117,856,435

Textiles, Apparel & Luxury Goods — 5.3%
NIKE, Inc. (Class B Stock)	672,948	41,446,867
Under Armour, Inc. (Class A Stock)*(a)	384,637	32,190,271

		73,637,138

TOTAL LONG-TERM INVESTMENTS (cost $1,175,421,093)		1,349,077,223

SHORT-TERM INVESTMENT — 16.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $236,575,379; includes $188,367,774 of cash collateral for securities on loan)(b)(c)	236,575,379	236,575,379

TOTAL INVESTMENTS — 113.3% (cost $1,411,996,472)(d)		1,585,652,602
Liabilities in excess of other assets — (13.3)%		(186,367,546)

NET ASSETS — 100.0%		$1,399,285,056

The following abbreviation is used in the quarterly schedule of portfolio descriptions:

*	Non-Income producing security.
ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,837,396; cash collateral of $188,367,774 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,421,690,519

Appreciation	259,402,435
Depreciation	(95,440,352)

Net Unrealized Appreciation	$163,962,083

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,281,343	$—	$—
Automobiles	13,511,104	—	—
Banks	89,835,197	—	—
Biotechnology	58,205,122	—	—
Chemicals	14,432,493	—	—
Consumer Finance	24,566,737	—	—
Electrical Equipment	34,113,050	—	—
Energy Equipment & Services	24,172,168	—	—
Food & Staples Retailing	22,335,566	—	—
Food Products	32,399,479	—	—
Health Care Equipment & Supplies	16,501,071	—	—
Hotels, Restaurants & Leisure	104,021,508	—	—
Insurance	41,142,202	—	—
Internet & Catalog Retail	86,712,654	—	—
Internet Software & Services	196,373,931	—	—
IT Services	66,484,661	—	—
Media	58,100,396	—	—
Multiline Retail	34,984,385	—	—
Multi-Utilities	33,133,327	—	—
Oil, Gas & Consumable Fuels	29,291,133	—	—
Pharmaceuticals	132,131,218	—	—
Semiconductors & Semiconductor Equipment	27,854,905	—	—
Software	117,856,435	—	—
Textiles, Apparel & Luxury Goods	73,637,138	—	—
Affiliated Money Market Mutual Fund	236,575,379	—	—

Total	$1,585,652,602	$—	—

Prudential Jennison MLP Fund

Schedule of Investments

as of February 29, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 8.6%
Oil & Gas Storage & Transportation — 7.7%
Columbia Pipeline Group, Inc.	240,891	$4,372,171
Enbridge, Inc. (Canada)	126,133	4,455,208
ONEOK, Inc.	140,208	3,364,992
SemGroup Corp. (Class A Stock)	81,502	1,548,538

		13,740,909

Renewable Electricity — 0.9%
Abengoa Yield PLC (Spain)	89,935	1,508,210

TOTAL COMMON STOCKS (cost $20,999,832)		15,249,119

PREFERRED STOCK — 3.1%
Oil & Gas Exploration & Production
Anadarko Petroleum Corp. CVT, 7.500% (cost $7,420,234)	187,399	5,608,852

MASTER LIMITED PARTNERSHIPS — 84.7%
Electric Utilities — 4.8%
Brookfield Infrastructure Partners LP (Bermuda)	228,919	8,618,800

Oil & Gas Equipment & Services — 1.7%
USA Compression Partners LP	330,173	2,978,161

Oil & Gas Refining & Marketing — 1.7%
NuStar Energy LP	88,230	3,090,697

Oil & Gas Storage & Transportation — 76.5%
Antero Midstream Partners LP	173,080	3,845,838
Boardwalk Pipeline Partners LP	509,905	6,333,020
Buckeye Partners LP	191,303	12,312,261
Cheniere Energy Partners LP	431,052	11,409,946
Columbia Pipeline Partners LP	239,242	4,232,191
Dominion Midstream Partners LP	162,460	4,935,535
Enbridge Energy Partners LP	286,933	4,757,349
Energy Transfer Partners LP	230,865	6,157,170
Enterprise Products Partners LP	367,528	8,589,129
EQT GP Holdings LP	123,833	2,955,894
EQT Midstream Partners LP	111,267	7,970,055
ONEOK Partners LP	295,081	8,672,431
Phillips 66 Partners LP	100,793	6,074,794
Plains All American Pipeline LP	225,913	4,839,056
Plains GP Holdings LP (Class A Stock)	255,707	1,943,373
Rice Midstream Partners LP	420,383	5,570,075
Rose Rock Midstream LP	177,977	1,777,990
Shell Midstream Partners LP	148,282	5,271,425
Sunoco Logistics Partners LP	363,725	8,962,184
Sunoco LP	52,411	1,574,951
Tallgrass Energy GP LP	167,140	2,669,226
Tallgrass Energy Partners LP	289,963	10,154,504
Western Refining Logistics LP	238,088	5,192,699

		136,201,096

TOTAL MASTER LIMITED PARTNERSHIPS (cost $169,912,213)		150,888,754

TOTAL LONG-TERM INVESTMENTS (cost $198,332,279)		171,746,725

SHORT-TERM INVESTMENT — 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,191,741)(a)	8,191,741	8,191,741

TOTAL INVESTMENTS — 101.0% (cost $206,524,020)(b)		179,938,466
Liabilities in excess of other assets — (1.0)%		(1,790,134)

NET ASSETS — 100.0%		$178,148,332

The following abbreviations are used in the quarterly schedule of portfolio holdings:

CVT	Convertible Security

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$207,061,022

Appreciation	1,147,600
Depreciation	(28,270,156)

Net Unrealized Depreciation	$(27,122,556)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$13,740,909	$—	$—
Renewable Electricity	1,508,210	—	—
Preferred Stock
Oil & Gas Exploration & Production	5,608,852	—	—
Master Limited Partnerships
Electric Utilities	8,618,800	—	—
Oil & Gas Equipment & Services	2,978,161	—	—
Oil & Gas Refining & Marketing	3,090,697	—	—
Oil & Gas Storage & Transportation	136,201,096	—	—
Affiliated Money Market Mutual Fund	8,191,741	—	—

Total	$179,938,466	$—	—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Jennison MLP Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

The Funds invest in the Prudential Core Taxable Money Market Fund, (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	April 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	April 19, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	April 19, 2016

*	Print the name and title of each signing officer under his or her signature.